Six Circles Global Bond Fund Expense Example - Six Circles Global Bond Fund - Six Circles Global Bond Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	$ 399